Subsequent Events - Additional Information (Details) $ / shares in Units, € in Millions			11 Months Ended
	Aug. 11, 2022 USD ($) shares	Aug. 04, 2022 USD ($) D item $ / shares shares	Dec. 31, 2020 USD ($)	Aug. 09, 2022 $ / shares	Aug. 09, 2022 EUR (€) shares	Jun. 30, 2022 $ / shares shares	Dec. 31, 2021 $ / shares shares	Jul. 07, 2020 $ / shares shares
Subsequent Event [Line Items]
Warrants to purchase common stock | shares						24,333,365	1,353,062	7,520,000
Common stock, par value						$ 0.0001	$ 0.0001
Exercise price of warrants								$ 11.50
Stock Issued during period, Value, New issues | $			$ 25,000
One S.r.l | Subsequent Event
Subsequent Event [Line Items]
Deferred payment of remaining purchase price | €					€ 2.5
Common stock warrants | shares					1,353,062
One S.r.l | Minimum | Subsequent Event
Subsequent Event [Line Items]
Exercise price of warrants				$ 1.45
One S.r.l | Maximum | Subsequent Event
Subsequent Event [Line Items]
Exercise price of warrants				$ 4.26
Committed Equity Facility with B. Riley Principal Capital II, LLC | Subsequent Event | Common Stock
Subsequent Event [Line Items]
Stock Issued during period, Shares, New issues | shares	14,506,475
Aggregate number of shares of the common stock percentage	19.99%
Committed Equity Facility with B. Riley Principal Capital II, LLC | Maximum | Subsequent Event | Common Stock
Subsequent Event [Line Items]
Stock Issued during period, Value, New issues | $	$ 50,000,000
CMS Bridging DMCC | Subsequent Event
Subsequent Event [Line Items]
Non-refundable and non-creditable regulatory approval milestone payment | $		$ 5,000,000.0
Common stock, par value		$ 0.0001
Exercise price of warrants		$ 0.01
Warrants expiration term		10 years
CMS Bridging DMCC | Maximum | Subsequent Event
Subsequent Event [Line Items]
Warrants to purchase common stock | shares		400,000
Promissory Notes | CMS Bridging DMCC, PureTech Health LLC and SSD2 LLC | Subsequent Event
Subsequent Event [Line Items]
Number of promissory notes issued | item		3
Aggregate principal amount of notes | $		$ 25,000,000.0
Aggregate cash purchase price | $		$ 25,000,000.0
Promissory Notes | CMS Bridging DMCC | Subsequent Event
Subsequent Event [Line Items]
Interest rate		15.00%
Maturity date		Dec. 31, 2023
Threshold number of business days following a qualified financing | D		5
Promissory Notes | PureTech Health LLC | Subsequent Event
Subsequent Event [Line Items]
Interest rate		15.00%
Maturity date		Dec. 31, 2023
Threshold number of business days following a qualified financing | D		5
Promissory Notes | SSD2 LLC | Subsequent Event
Subsequent Event [Line Items]
Interest rate		15.00%
Maturity date		Dec. 31, 2023
Threshold number of business days following a qualified financing | D		5